Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   63

Form13F Information Table Value Total:     $   101,235(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD ALL WORLD INDX        COM              922042775      734    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      632    56100 SH       Sole                                      56100
AMER EXPRESS                   COM              025816109     3057   164800 SH       Sole                                     164800
AT & T CORP                    COM              00206R102     1476    51800 SH       Sole                                      51800
BANKAMERICA                    COM              060505104      950    67500 SH       Sole                                      67500
CISCO SYSTEMS                  COM              17275R102      407    25000 SH       Sole                                      25000
CITIGROUP                      COM              172967101      265    39500 SH       Sole                                      39500
COCA COLA                      COM              191216100     2003    44250 SH       Sole                                      44250
CRANE CO                       COM              224399105      595    34500 SH       Sole                                      34500
EXXON MOBIL CORP               COM              30231G102     1421    17800 SH       Sole                                      17800
GENERAL ELECTRIC               COM              369604103     4103   253250 SH       Sole                                     253250
GERDAU SA  ADR                 COM              373737105      224    34000 SH       Sole                                      34000
HEWLETT PACKARD                COM              428236103      428    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     5440   236300 SH       Sole                                     236300
ILLINOIS TOOLS WORKS           COM              452308109      876    25000 SH       Sole                                      25000
INTEL                          COM              458140100      148    10100 SH       Sole                                      10100
JOHNSON & JOHNSON              COM              478160104     3291    55000 SH       Sole                                      55000
JOHNSON CONTROLS INC           COM              478366107     2689   148050 SH       Sole                                     148050
LOWE'S                         COM              548661107     1434    66650 SH       Sole                                      66650
MERCK                          COM              589331107     2703    88900 SH       Sole                                      88900
MICROSOFT                      COM              594918104     3454   177650 SH       Sole                                     177650
NUCOR                          COM              670346105      647    14000 SH       Sole                                      14000
OFFICE DEPOT                   COM              676220106       74    25000 SH       Sole                                      25000
PEPSICO                        COM              713448108     3281    59900 SH       Sole                                      59900
PROCTER & GAMBLE               COM              742718109     2550    41250 SH       Sole                                      41250
US STEEL                       COM              912909108      837    22500 SH       Sole                                      22500
                                                                74     2000 SH  PUT  Sole                                       2000
WAL MART STORES                COM              931142103      561    10000 SH       Sole                                      10000
WASTE MGT                      COM              94106L109     1674    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      217     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     4730    54050 SH       Sole                                      54050
ENERGY INDEX                   COM              81369Y506     1839    38500 SH       Sole                                      38500
ISHARES S&P 100 INDEX          COM              464287101     3037    70300 SH       Sole                                      70300
QQQQ INDEX                     COM              73935A104      461    15500 SH       Sole                                      15500
S&P 500 INDEX                  COM              78462F103    11785   130600 SH       Sole                                     130600
S&P MIDCAP 400 INDEX           COM              595635103      350     3600 SH       Sole                                       3600
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2097   136100 SH       Sole                                     136100
VANGUARD LARGE CAP             COM              922908637     1267    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     2201    55700 SH       Sole                                      55700
GERDAU AMERISTEEL ADR          ADR              37373P105      956   157800 SH       Sole                                     157800
BP AMOCO                       ADR              055622104      444     9500 SH       Sole                                       9500
NOKIA ADR                      ADR              654902204     2646   169600 SH       Sole                                     169600
TELECOM ITALIA SPA             ADR              87927Y102      983    60500 SH       Sole                                      60500
UNILEVER NV                    ADR              904784709     1100    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209      959    46900 SH       Sole                                      46900
DJ STOXX 50 FUND               COM              78463X103     1788    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      432    33200 SH       Sole                                      33200
ISHARES MSCI INDEX             COM              464287465      399     8900 SH       Sole                                       8900
ISHARES RUSSIA                 COM              57060U506      265    20250 SH       Sole                                      20250
ISHARES S&P 350 EUROPE         COM              464287861      670    21500 SH       Sole                                      21500
CEMEX ADR                      ADR              151290889     2850   311797 SH       Sole                                     311797
EMPRESAS ICA ADR               ADR              292448206       67    10000 SH       Sole                                      10000
FEMSA ADR                      ADR              344419106      780    25900 SH       Sole                                      25900
GRUMA ADR                      ADR              400131306       29    14600 SH       Sole                                      14600
TELMEX INTERNACIONAL ADR       ADR              879690105      133    11700 SH       Sole                                      11700
BANCOLOMBIA SA                 ADR              05968L102      675    28900 SH       Sole                                      28900
HONDA MOTOR ADR                ADR              438128308     1726    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     1603    24500 SH       Sole                                      24500
BARCLAYS MSCI INDIA            COM              06739F291     1501    47450 SH       Sole                                      47450
ISHARES HK CHINA 25 INDEX      COM              464287184     2525    86800 SH       Sole                                      86800
ISHARES JAPAN INDEX            COM              464286848      680    71000 SH       Sole                                      71000
ISHARES SINGAPORE INDEX        COM              464286673     1321   187425 SH       Sole                                     187425
ISHARES SOUTH KOREA INDEX      COM              464286772     2691    96200 SH       Sole                                      96200